OPERATING LEASE (Details Narrative) - USD ($)						12 Months Ended
	Jul. 20, 2021	Jul. 20, 2020	Jun. 05, 2020	Nov. 01, 2019	Jul. 02, 2019	Jun. 30, 2021	Jun. 30, 2020
Cash payments related to operating leases							$ 109,563
Lease liabilities							19,711
Lease Agreement [Member]
Termination fee							1,400
China, Yuan Renminbi | Lease Agreement [Member]
Termination fee							$ 10,000
Office Equipment [Member] | Non Cancelable Operating Lease Agreement [Member] | CHINA
Monthly rent				$ 715
Description of debt maturity terms				three years
Expires date				Oct. 31, 2022
Office Equipment [Member] | China, Yuan Renminbi | Non Cancelable Operating Lease Agreement [Member] | CHINA
Monthly rent				$ 5,000
Shenzhen Keenest Technology Co Ltd [Member] | Office And Warehouse [Member]
Monthly rent		$ 1,500				$ 1,500
Description of debt maturity terms		one more year until July 20, 2021				one year until July 20, 2020
Shenzhen Keenest Technology Co Ltd [Member] | Office And Warehouse [Member] | Subsequent Event [Member]
Monthly rent	$ 295
Description of debt maturity terms	one more year until July 20, 2022
Shenzhen Keenest Technology Co Ltd [Member] | Office And Warehouse [Member] | China, Yuan Renminbi
Monthly rent		$ 10,000				$ 10,000
Shenzhen Keenest Technology Co Ltd [Member] | Office And Warehouse [Member] | China, Yuan Renminbi | Subsequent Event [Member]
Monthly rent		$ 2,000
Shenzhen Baileqi Science And Technology Co Ltd [Member] | Office And Warehouse [Member]
Monthly rent			$ 2,500			$ 2,500
Description of debt maturity terms			one more year until May 31, 2021			June 1, 2019 to May 31, 2020
Shenzhen Baileqi Science And Technology Co Ltd [Member] | Office And Warehouse [Member] | China, Yuan Renminbi
Monthly rent			$ 17,525			$ 17,525
Dalian Shinzhe New Energy Technology [Member]
Monthly rent					$ 7,200	$ 7,200
Description of debt maturity terms					four months from July 10, 2019 to November 10, 2019	one year from March 1, 2019 to February 28, 2020
Dalian Shinzhe New Energy Technology [Member] | China, Yuan Renminbi
Monthly rent					$ 50,000	$ 50,000